Equity Incentive Plans (Summary Of Nonvested Share Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of Shares, Outstanding at December 31, 2013	468,451
Number of Shares, Granted	218,285
Number of Shares, Vested	(295,487)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(808)
Number of Shares, Outstanding at December 31, 2014	390,441	468,451
Weighted Average Grant Date Fair Value, Outstanding at December 31, 2013	$ 49.29
Weighted Average Grant Date Fair Value, Granted	60.69
Weighted Average Grant Date Fair Value, Vested	50.37
Weighted Average Grant Date Fair Value, Outstanding at December 31, 2014	$ 54.84	$ 49.29
Weighted Average Life Remaining, Outstanding at December 31, 2014	11 months 24 days
Share based compensation, future vesting period minimum (in years)	4 years
Fair value of non-vested shares	$ 17,100	$ 7,300	$ 6,700
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options	$ 11,354
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 54.69
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share based compensation, future vesting period minimum (in years)	4 years
Chief Executive Officer [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Fair value of non-vested shares		$ 6,700